CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net earnings	$ 119,356	$ 105,600	$ 74,397
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation and amortization	18,589	24,305	19,991
Provision for credit losses	666	(102)	1,436
Share-based compensation expense	7,825	7,114	7,169
Deferred taxes	2,083	(3,581)	(4,198)
Payments from lessees directly to lenders-operating leases	0	(32)	(34)
Gain on disposal of property, equipment, and operating lease equipment	(3,479)	(4,136)	(2,742)
Changes in:
Accounts receivable	(78,679)	(50,803)	(5,056)
Inventories-net	(88,097)	(85,453)	(16,798)
Financing receivables-net	(41,015)	8,832	(42,104)
Deferred costs and other assets	(73,980)	(10,560)	(16,503)
Accounts payable-trade	75,270	(25,187)	76,772
Salaries and commissions payable, deferred revenue, and other liabilities	46,036	13,432	37,177
Net cash provided by (used in) operating activities	(15,425)	(20,571)	129,507
Cash flows from investing activities:
Proceeds from sale of property, equipment, and operating lease equipment	3,742	21,923	2,791
Purchases of property, equipment and operating lease equipment	(9,380)	(23,182)	(11,513)
Cash used in acquisitions, net of cash acquired	(13,288)	0	(27,034)
Net cash used in investing activities	(18,926)	(1,259)	(35,756)
Cash flows from financing activities:
Borrowings of non-recourse and recourse notes payable	193,051	114,105	66,403
Repayments of non-recourse and recourse notes payable	(196,069)	(99,991)	(74,328)
Repurchase of common stock	(7,224)	(13,608)	(6,948)
Repayments of financing of acquisitions	0	0	(556)
Net borrowings (repayments) on floor plan facility	(10,708)	46,670	(34,373)
Net cash provided by (used in) financing activities	(20,950)	47,176	(49,802)
Effect of exchange rate changes on cash	3,016	470	(618)
Net increase (decrease) in cash and cash equivalents	(52,285)	25,816	43,331
Cash and cash equivalents, beginning of period	155,378	129,562	86,231
Cash and cash equivalents, end of period	103,093	155,378	129,562
Supplemental disclosures of cash flow information:
Cash paid for interest	4,065	1,714	1,436
Cash paid for income taxes	51,984	47,143	31,690
Cash paid for amounts included in the measurement of lease liabilities	4,610	4,653	5,780
Schedule of non-cash investing and financing activities:
Proceeds from sale of property, equipment, and leased equipment	21	18	2,045
Purchases of property, equipment, and operating lease equipment	(1,453)	(98)	(372)
Borrowing of non-recourse and recourse notes payable	39,558	58,619	121,826
Repayments of non-recourse and recourse notes payable	0	(32)	(34)
Vesting of share-based compensation	9,897	8,481	7,937
Repurchase of common stock	(122)	0	0
New operating lease assets obtained in exchange for lease obligations	$ 11,886	$ 2,653	$ 1,146